Goodwill - Schedule of goodwill (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Goodwill [Roll Forward]
Goodwill - beginning of year	$ 2,380	$ 3,513	$ 836
Acquisition	0	0	2,427
Impairment	0	(881)	0
Currency translation	12	(252)	250
Goodwill - end of year	$ 2,392	$ 2,380	$ 3,513